Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)
Cash equivalent
Allowance for doubtful accounts	78,530		78,530		78,530
Prepaid future professional and advertising services	802,472		802,472		249,560
Impairment charges on other intangible assets
Research and development	380		3,384	4,264	15,266	18,700
Advertising and promotion	$ 54,982	79,153	$ 359,289	231,738	$ 451,265	$ 255,897
Ownership percentage	4.99%		4.99%
Measurement Input, Exercise Price [Member]
Embedded derivative liability measurement input	0.1320		0.1320		0.057	0.116
Measurement Input, Risk Free Interest Rate [Member]
Embedded derivative liability measurement input	0.05		0.05
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Embedded derivative liability measurement input					0.08	0.08
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Embedded derivative liability measurement input					0.15	2.71
Measurement Input, Price Volatility [Member]
Embedded derivative liability measurement input	150		150
Measurement Input, Price Volatility [Member] | Minimum [Member]
Embedded derivative liability measurement input					65
Measurement Input, Price Volatility [Member] | Maximum [Member]
Embedded derivative liability measurement input					79
Measurement Input, Expected Term [Member]
Long-term debt, term	1 year		1 year		1 year
Measurement Input, Expected Term [Member] | Maximum [Member]
Long-term debt, term					1 year	1 year
Barter Agreement [Member]
Prepaid future professional and advertising services		$ 249,560		$ 249,560